INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 8,330	$ 7,366
Trade receivables (net of allowance for doubtful accounts of $310 and $162 at June 30, 2023 and December 31, 2022, respectively)	11,383	10,116
Inventories	5,688	5,130
Other accounts receivable and prepaid expenses	1,059	786
Total current assets	26,460	23,398
LONG-TERM ASSETS:
Severance pay fund	56	59
Restricted deposit	0	202
Long-term tax receivables	857	899
Deferred tax asset, net	951	1,597
Operating lease right-of-use assets	6,742	7,156
Total other assets	8,606	9,913
Property and equipment, net	6,399	7,674
Total long-term assets	15,005	17,587
Total assets	41,465	40,985
CURRENT LIABILITIES:
Current maturities of long-term debt	0	702
Trade payables	4,690	4,793
Other accounts payable and accrued expenses	6,352	4,133
Short-term operating lease liabilities	788	846
Total current liabilities	11,830	10,474
LONG-TERM LIABILITIES:
Long-term debt, excluding current maturities	0	2,768
Accrued severance pay	288	280
Long-term operating lease liabilities	6,058	6,443
Total long-term liabilities	6,346	9,491
COMMITMENTS AND CONTINGENT LIABILITIES	0	0
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 3.0 par value – Authorized: 10,000,000 shares at June 30, 2023 and December 31, 2022; Issued and outstanding: 5,907,715 shares at June 30, 2023 and 5,849,678 shares at December 31, 2022	5,353	5,305
Additional paid-in capital	23,113	22,862
Foreign currency translation adjustments	140	1,189
Capital reserves	1,681	1,537
Accumulated deficit	(6,998)	(9,873)
Total shareholders' equity	23,289	21,020
Total liabilities and shareholders' equity	$ 41,465	$ 40,985